Payable to redeemable non-controlling interests	6 Months Ended
Mar. 31, 2025
Noncontrolling Interest [Abstract]
Payable to redeemable non-controlling interests

10. Payable to redeemable non-controlling interests

The balances for payable to redeemable non-controlling interests are presented as follows:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Payable to redeemable non-controlling interests	$16,616	$-

In June 2023, Hunan Tianhuan Economic Development Co., Ltd (the “Hunan Tianhuan”), one of the shareholders of the Group with redemption right (see Note 12), filed a lawsuit against Autozi China and Dr. Houqi Zhang to exercise its redemption right to request Autozi China and Dr. Houqi Zhang to repurchase its principal amount of investment and corresponding interest immediately since the Group failed to consummate a qualified initial public offering before the appointed date in the investment agreement. Upon this lawsuit, the redemption of Hunan Tianhuan’s investment became confirmative, no longer contingent on certain events that are out of the Group’s control. Therefore, the Group reclassified such mezzanine equity to payable to redeemable non-controlling interests on the date of event when the repurchase of Hunan Tianhuan’s investment became a current obligation. As of September 30, 2024, payable to redeemable non-controlling interests included principal amount of RMB79.2 million (US$11.3 million) and accrued interest of RMB37.4 million (US$5.3 million) inclusive of: i) RMB27.2 million (US$3.9 million), as the accretion to redemption value of mezzanine equity before the reclassification and ii) RMB10.2 million (US$1.4 million) as increased interest expense after the reclassification.

On June 12, 2024, the Changsha Intermediate People’s Court entered a judgment of first instance that Autozi China should not bear the repurchase obligation and only Dr. Houqi Zhang should pay the corresponding principal amount, accrued interest and attorney fee. On June 27, 2024, Dr. Houqi Zhang appealed to the court for a retrial of this lawsuit. On June 28, 2024, Hunan Tianhuan appealed to the court that Autozi China should bear the repurchase obligation. Subsequently in April 2025, Autozi China received the final judgment instance, which upheld the verdict. The Group has reclassified the principal amount and interests of a total of US$16,000 to permanent equity of non-controlling interests as of March 31, 2025.